Note 25 - Certain Risks and Concentrations	12 Months Ended
Sep. 30, 2011
Certain Risks and Concentrations
Certain Risks and Concentrations

(25)      CERTAIN RISKS AND CONCENTRATIONS

Credit risk and major customers
Financial instruments that expose the Company to concentrations of credit risk primarily consist of cash and accounts receivables. The maximum amount of loss due to credit risk in the event of other parties failing to perform their obligations is represented by the carrying amount of each financial asset as stated in the consolidated balance sheet.

As of September 30, 2011 and 2010, substantially all of the Company’s cash included bank deposits in accounts maintained within the PRC where there is currently no rule or regulation in place for obligatory insurance to cover bank deposits in the event of bank failure. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

The Company performs ongoing credit evaluations of its customers’ financial condition and historically has not experienced any significant collectability problem. As of September 30, 2011, two customers accounted for 29% and 11% of the Company's accounts receivable, respectively. As of September 30, 2010, two customers accounted for 22% and 14% of the Company's accounts receivable, respectively.

Customers accounting for 10% or more of the Company’s net revenue are as follows:

	Year ended September 30,
	2011	2010	2009

Customer A	39%	30%	28%
Customer B	13%	16%	33%
Customer C	-	17%	-

Except as disclosed above, no other single customer accounted for 10% or more of the Company’s net revenue for the year ended September 30, 2011, 2010 and 2009.

Concentration of suppliers
The Company purchased its raw materials from a few primary suppliers, which expose the Company to risk of concentration of suppliers. Suppliers accounting for 10% or more of the Company’s cost of revenue are as follows:

	Year ended September 30,
	2011	2010	2009

Supplier A	-	-	11%
Supplier B	15%	12%	16%
Supplier D	-	12%	-
Supplier E	15%	-	-
Supplier F	10%	-	-

Foreign Operations
Substantially, all of the Company's operations are carried out and its long-lived assets are located within the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC. Among other risks, the Company’s operations in the PRC are subject to the risks of restrictions on transfer of funds, export duties, quotas, and embargoes, domestic and international customs and tariffs, changing taxation policies, foreign exchange restrictions; and political conditions and governmental regulations.